Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary by Acquisition of Covered Loans Acquired and Activity Within Covered Loans) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended			13 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011	Mar. 26, 2010 Unity [Member]	Dec. 31, 2012 Unity [Member]	Dec. 31, 2011 Unity [Member]	Jul. 16, 2010 Woodlands [Member]	Dec. 31, 2012 Woodlands [Member]	Dec. 31, 2011 Woodlands [Member]	Sep. 10, 2010 Horizon [Member]	Dec. 31, 2012 Horizon [Member]	Dec. 31, 2011 Horizon [Member]	Dec. 17, 2010 Chestatee [Member]	Dec. 31, 2012 Chestatee [Member]	Dec. 31, 2011 Chestatee [Member]	Jan. 14, 2011 Oglethorpe [Member]	Dec. 31, 2012 Oglethorpe [Member]	Dec. 31, 2011 Oglethorpe [Member]	Apr. 29, 2011 First Choice [Member]	Dec. 31, 2012 First Choice [Member]	Dec. 31, 2011 First Choice [Member]	Apr. 29, 2011 Park Avenue [Member]	Dec. 31, 2012 Park Avenue [Member]	Dec. 31, 2011 Park Avenue [Member]
Covered Assets [Line Items]
Contractually required principal and interest				$ 1,771,423	$ 208,410			$ 315,103			$ 179,441			$ 181,523			$ 174,110			$ 260,178			$ 452,658
Nonaccretable difference				(515,460)	(52,526)			(83,933)			(52,388)			(47,538)			(67,300)			(86,876)			(124,899)
Cash flows expected to be collected				1,255,963	155,884			231,170			127,053			133,985			106,810			173,302			327,759
Accretable difference				(237,601)	(21,432)			(44,692)			(35,245)			(22,604)			(25,376)			(24,790)			(63,462)
Fair value at acquisition date				1,018,362	134,452			186,478			91,808			111,381			81,434			148,512			264,297
Covered loan Carrying value beginning Balance	806,922	489,468				96,360	114,983		131,775	175,720		79,798	87,714		74,701	111,051		64,391			131,923			227,974
Covered loans acquired		494,243																	81,434			148,512			264,297
Accretion	61,820	66,135				6,360	7,662		10,031	13,716		5,768	6,716		5,708	8,193		5,665	6,461		9,915	7,798		18,373	15,589
Transfers to covered foreclosed assets	(33,020)	(29,014)	(5,354)			(4,077)	(5,197)		(4,543)	(14,938)		(3,731)	(1,990)		(3,299)	(2,381)		(4,065)	(1,218)		(4,742)	(858)		(8,563)	(2,432)
Payments received	(211,787)	(205,788)				(21,144)	(20,296)		(28,777)	(40,256)		(14,888)	(11,598)		(18,205)	(40,814)		(15,425)	(22,061)		(41,756)	(22,514)		(71,592)	(48,249)
Charge-offs	(26,092)					(4,422)			(8,332)			(3,714)			(2,089)			(2,117)			(4,008)			(1,410)
Other activity, net	(1,604)	(8,122)				(228)	(792)		(420)	(2,467)		(40)	(1,044)		(148)	(1,348)		(356)	(225)		(251)	(1,015)		(161)	(1,231)
Covered loans, Carrying value, ending balance	$ 596,239	$ 806,922	$ 489,468			$ 72,849	$ 96,360		$ 99,734	$ 131,775		$ 63,193	$ 79,798		$ 56,668	$ 74,701		$ 48,093	$ 64,391		$ 91,081	$ 131,923		$ 164,621	$ 227,974